6. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

There are 10,000,000 shares of preferred stock authorized with a $.001 par value, none of which are outstanding.

There are 190,000,000 shares of common stock authorized with a par value of $.0001 per share.

There were no issuances of preferred or common stock during the three months ended March 31, 2017.

During January 2017, the Company entered into a 36-month warehouse lease with Rick Ware Leasing, LLC, payable in 1,200,000 shares of the Company’s common stock (400,000 shares annually), 400,000 of which were issued in July, 2017. See Note 6 for equity transactions with related parties.

The Company was incorporated on May 9, 2009 at which time the Company authorized 125,000,000 shares of common stock with $.001 par value. On March 4, 2014, the Company declared a reverse stock split of 1 share for 70 shares outstanding. The authorized number of common shares was increased to 190,000,000 and the par value was changed to $.0001 per share. All references to the number of shares have been restated to reflect the split. There are 10,000,000 shares of preferred stock authorized with a $.001 par value, none of which are outstanding.